Commitments and Contingencies - Summary of Asset retirement obligations (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Balance at beginning of period	$ 205,965	$ 131,989	$ 90,470
Liabilities incurred in the current period	3,635	8,842	35,968
Liabilities settled in the current period	(10,089)	(5,475)	(762)
Accretion of liability	8,347	9,888	5,639
Revisions in estimated cash flows	19,770	64,630
ChinaCo Deconsolidation		(8,883)
Effect of foreign currency exchange rate changes	(7,445)	4,974	674
Balance at end of period	220,183	205,965	131,989
Less: Current portion of asset retirement obligations	(113)	(113)	(201)
Total non-current portion of asset retirement obligations	$ 220,070	$ 205,852	$ 131,788